Morgan, Lewis & Bockius LLP	Morgan Lewis
1701 Market Street	COUNSELORS AT LAW

Philadelphia, PA 19103-2921

Tel:  215.963.5000

Fax:  215.963.5001

www.morganlewis.com

October 1, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             SEI Institutional Managed Trust Post-Effective Amendment No. 94 (File No. 033-09504) and Amendment No. 96 (File No. 811-04878) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 94 and, under the Investment Company Act of 1940, as amended, Amendment No. 96 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing one new series to the Trust: Long/Short Alternative Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.